Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payables and accrued expenses consist of the following:

	June 30, 2020	December 31, 2019
Accounts payable	$737,363	$857,846
Accrued payroll	81,729	139,320
Accrued professional fees	248,324	329,826
Accrued board members fees	8,054	59,864
Accrued rent expense	192,644	269,644
Accrued stock compensation expense(1)(2)	284,855	-
Sales taxes payable (3)	253,831	329,089
Accrued interest	21,752	520,682
Accrued interest, related parties	-	79,523
Other accrued expenses	41,007	45,154
Total Accounts Payable and Accrued Expenses	$1,869,559	$2,630,948

	(1)	The Company accrued a liability of $142,855 related to an aggregate of 28,571 shares of common stock earned by a consultant upon the completion of the initial public offering pursuant to their consulting agreement entered into on September 12, 2018, which has not been issued by the Company to date due to an administrative delay.
	(2)	Included within accrued stock compensation expense is a liability of $142,000 related to 200,000 stock options to be issued by the Company. See Note 11 – Commitments and Contingencies – Consulting Agreements for details related to the Options.
s	(3)	See Note 11 – Commitments and Contingencies –Taxes for detailed related to delinquent sales taxes.

NOTE 9 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES

Accounts payables and accrued expenses consist of the following:

	December 31, 2019	December 31, 2018
Accounts payable	$857,846	$841,334
Accrued payroll	139,320	181,452
Accrued professional fees	329,826	296,518
Accrued board members fees	59,864	143,108
Accrued rent expense	269,644	618,120
Sales taxes payable (1)	329,089	297,160
Accrued interest	520,682	433,494
Accrued interest, related parties	79,523	-
Other accrued expenses	45,154	76,194
	$2,630,948	$2,887,380

(1)	See Note 15 – Commitments and Contingencies –Taxes for detailed related to delinquent sales taxes.